Consolidated Statements of Comprehensive Income (Loss) (unaudited) - CAD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Statement of comprehensive income [abstract]
Net Earnings (Loss)		$ 1,864,000	$ 1,609,000	$ 3,366,000	$ 5,666,000
Items That Will not be Reclassified to Profit or Loss:
Actuarial Gain (Loss) Relating to Pension and Other Post- Employment Benefits		19,000	1,000	15,000	58,000
Change in the fair value of equity instruments at FVOCI	[1]	1,000	2,000	0	2,000
Items That may be Reclassified to Profit or Loss:
Foreign Currency Translation Adjustment		253,000	724,000	(31,000)	896,000
Total Other Comprehensive Income (Loss), Net of Tax		273,000	727,000	(16,000)	956,000
Comprehensive Income (Loss)		$ 2,137,000	$ 2,336,000	$ 3,350,000	$ 6,622,000

[1]	Fair value through other comprehensive income (loss) (“FVOCI”)